Remittance Dates:
January 22, 2015 through February 20, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2014 through October 28, 2015
	Remittance Dates:		January 22, 2015 through February 20, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00542	per kWh	$ 2,912,511.34	$ 2,899,862.31
2	Small General Service	$0.00744	per kWh	$ 223,164.83	$ 222,808.66
3	General Service	$0.00417	per kWh	$ 1,168,969.74	$ 1,168,263.71
4	Large General Service	$0.00219	per kWh	$ 262,411.31	$ 262,368.02
5	Large Industrial Power Service	$0.16756	per kW	$ 174,379.32	$ 174,379.32
6	Economic As-Available Service	$0.01124	per kWh	—	—
7	Standby and Maintenance Service	$0.02918	per kW	$ 13,675.18	$ 13,675.18
8	Street and Outdoor Lighting	$0.02288	per kWh	$ 165,922.15	$ 163,902.55
9	Total			$ 4,921,033.87	$ 4,905,259.75

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	—	—	—	—
13	Small General Service	—	—	—	—
14	General Service	—	—	—	—
15	Large General Service	—	—	—	—
16	Large Industrial Power Service	—	—	—	—
17	Economic As-Available Service	—	—	—	—
18	Standby and Maintenance Service	—	—	—	—
19	Street and Outdoor Lighting	—	—	—	—
20	Total	—	—	—	—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,905,259.75
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,905,259.75

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of February, 2015.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

					Remittance Dates:
					February 23, 2015 through March 24, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2014 through October 28, 2015
		Remittance Dates:	February 23, 2015 through March 24, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00542	per kWh	$ 2,515,913.62	$ 2,504,987.02
2	Small General Service	$0.00744	per kWh	$ 208,885.99	$ 208,552.62
3	General Service	$0.00417	per kWh	$ 1,087,174.08	$ 1,086,517.43
4	Large General Service	$0.00219	per kWh	$ 248,523.66	$ 248,482.65
5	Large Industrial Power Service	$0.16756	per kW	$ 172,191.21	$ 172,191.21
6	Economic As-Available Service	$0.01124	per kWh	—	—
7	Standby and Maintenance Service	$0.02918	per kW	$ 13,557.40	$ 13,557.40
8	Street and Outdoor Lighting	$0.02288	per kWh	$ 166,885.74	$ 164,854.39
9	Total			$ 4,413,131.70	$ 4,399,142.72

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	—	—	—	—
13	Small General Service	—	—	—	—
14	General Service	—	—	—	—
15	Large General Service	—	—	—	—
16	Large Industrial Power Service	—	—	—	—
17	Economic As-Available Service	—	—	—	—
18	Standby and Maintenance Service	—	—	—	—
19	Street and Outdoor Lighting	—	—	—	—
20	Total	—	—	—	—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,399,142.72
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,399,142.72

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of March 2015

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					March 25, 2015 through April 22, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2014 through October 28, 2015
	Remittance Dates:		March 25, 2015 through April 22, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00542	per kWh	$2,451,379.22	$2,440,732.89
2	Small General Service	$0.00744	per kWh	$206,951.94	$206,621.65
3	General Service	$0.00417	per kWh	$1,111,323.13	$1,110,651.87
4	Large General Service	$0.00219	per kWh	$246,859.39	$246,818.67
5	Large Industrial Power Service	$0.16756	per kW	$174,311.81	$174,311.81
6	Economic As-Available Service	$0.01124	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02918	per kW	$13,929.74	$13,929.74
8	Street and Outdoor Lighting	$0.02288	per kWh	$167,907.09	$165,863.31
9	Total			$4,372,662.32	$4,358,929.94

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$32,646,830.97	$32,651,439.01	$4,608.04	$—
13	Small General Service	$2,605,311.43	$2,605,888.39	$576.96	$—
14	General Service	$14,054,942.78	$14,057,977.03	$3,034.25	$—
15	Large General Service	$2,974,790.23	$2,974,794.82	$4.59	$—
16	Large Industrial Power Service	$2,186,351.39	$2,186,351.39	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$118,729.33	$118,729.33	$—	$—
19	Street and Outdoor Lighting	$1,874,464.82	$1,870,888.13	$—	$3,576.69
20	Total	$56,461,420.95	$56,466,068.1	$8,223.84	$3,576.69

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,358,929.94
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,363,577.09

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$4,647.15
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of April 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					April 23, 2015 through May 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2014 through October 28, 2015
		Remittance Dates:	April 23, 2015 through May 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00542	per kWh	$1,840,518.04	$1,832,714.25
2	Small General Service	$0.00744	per kWh	$169,613.24	$169,372.7
3	General Service	$0.00417	per kWh	$1,075,798.16	$1,075,365.69
4	Large General Service	$0.00219	per kWh	$254,808.38	$254,767.1
5	Large Industrial Power Service	$0.16756	per kW	$178,553.61	$178,553.61
6	Economic As-Available Service	$0.01124	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02918	per kW	$13,650.6	$13,650.6
8	Street and Outdoor Lighting	$0.02288	per kWh	$168,808.45	$166,451.4
9	Total			$3,701,750.48	$3,690,875.35

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,690,875.35
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,690,875.35

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					May 22, 2015 through June 22, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2014 through October 28, 2015
		Remittance Dates:	May 22, 2015 through June 22, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00551	per kWh	$2,087,420.28	$2,078,569.62
2	Small General Service	$0.00756	per kWh	$181,259.94	$181,002.91
3	General Service	$0.00424	per kWh	$1,144,973.34	$1,144,513.07
4	Large General Service	$0.00223	per kWh	$266,737.05	$266,693.86
5	Large Industrial Power Service	$0.17043	per kW	$180,016.68	$180,016.68
6	Economic As-Available Service	$0.01124	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02961	per kW	$13,851.76	$13,851.76
8	Street and Outdoor Lighting	$0.02330	per kWh	$171,184.32	$168,794.05
9	Total			$4,045,443.37	$4,033,441.95

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	—	—	—	—
13	Small General Service	—	—	—	—
14	General Service	—	—	—	—
15	Large General Service	—	—	—	—
16	Large Industrial Power Service	—	—	—	—
17	Economic As-Available Service	—	—	—	—
18	Standby and Maintenance Service	—	—	—	—
19	Street and Outdoor Lighting	—	—	—	—
20	Total	—	—	—	—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,033,441.95
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,033,441.95

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of June 2015

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
					June 23, 2015 through July 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2014 through October 28, 2015
		Remittance Dates:	June 23, 2015 through July 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00551	per kWh	$2,805,813.92	$2,793,917.25
2	Small General Service	$0.00756	per kWh	$220,719.72	$220,406.72
3	General Service	$0.00424	per kWh	$1,293,836.01	$1,293,315.89
4	Large General Service	$0.00223	per kWh	$282,143.21	$282,097.49
5	Large Industrial Power Service	$0.17043	per kW	$184,940.02	$184,940.02
6	Economic As-Available Service	$0.01124	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02961	per kW	$14,301.54	$14,301.54
8	Street and Outdoor Lighting	$0.02330	per kWh	$172,070.24	$169,667.62
9	Total			$4,973,824.66	$4,958,646.53

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	—	—	—	—
13	Small General Service	—	—	—	—
14	General Service	—	—	—	—
15	Large General Service	—	—	—	—
16	Large Industrial Power Service	—	—	—	—
17	Economic As-Available Service	—	—	—	—
18	Standby and Maintenance Service	—	—	—	—
19	Street and Outdoor Lighting	—	—	—	—
20	Total	—	—	—	—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,958,646.53
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,958,646.53

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of July 2015.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer